CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends per share	$ 5.000245	$ 8.227958	$ 4.467623
Cash Dividend Paid [member]
Dividends per share	$ 20.371278